Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

(a)	Commitments

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through December 31, 2025. As of December 31, 2024 and 2025, future minimum lease of RMB1.0 million and RMB0.5 million under non-cancelable operating lease agreements were all due within one year.

(b)	Litigation

As of December 31, 2024 and 2025, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.